BANK LOANS (Details - Related party guaranteed loans) - USD ($) $ in Thousands		Dec. 31, 2025	Dec. 31, 2024
Debt Instrument [Line Items]
Carrying amount		$ 1,581	$ 322
Debt Instruments Period With In One Year [Member]
Debt Instrument [Line Items]
Carrying amount		1,578	219
Debt Instruments Period Two Years [Member]
Debt Instrument [Line Items]
Carrying amount			100
Debt Instruments Period Four Years [Member]
Debt Instrument [Line Items]
Carrying amount			3
Debt Instruments Period Three Years [Member]
Debt Instrument [Line Items]
Carrying amount		3
Secured Fixed Rate Bank Loan [Member]
Debt Instrument [Line Items]
Carrying amount	[1]	59	111
Secured Fixed Rate Bank Loan [Member] | Debt Instruments Period With In One Year [Member]
Debt Instrument [Line Items]
Carrying amount		59	54
Secured Fixed Rate Bank Loan [Member] | Debt Instruments Period Two Years [Member]
Debt Instrument [Line Items]
Carrying amount			57
Secured Fixed Rate Bank Loan [Member] | Debt Instruments Period Four Years [Member]
Debt Instrument [Line Items]
Carrying amount			0
Secured Fixed Rate Bank Loan [Member] | Debt Instruments Period Three Years [Member]
Debt Instrument [Line Items]
Carrying amount		0
Secured Fixed Rate Bank Loan 1 [Member]
Debt Instrument [Line Items]
Carrying amount	[1]	36	66
Secured Fixed Rate Bank Loan 1 [Member] | Debt Instruments Period With In One Year [Member]
Debt Instrument [Line Items]
Carrying amount		33	31
Secured Fixed Rate Bank Loan 1 [Member] | Debt Instruments Period Two Years [Member]
Debt Instrument [Line Items]
Carrying amount			32
Secured Fixed Rate Bank Loan 1 [Member] | Debt Instruments Period Four Years [Member]
Debt Instrument [Line Items]
Carrying amount			3
Secured Fixed Rate Bank Loan 1 [Member] | Debt Instruments Period Three Years [Member]
Debt Instrument [Line Items]
Carrying amount		3
Secured Fixed Rate Bank Loan 2 [Member]
Debt Instrument [Line Items]
Carrying amount	[1]	12	145
Secured Fixed Rate Bank Loan 2 [Member] | Debt Instruments Period With In One Year [Member]
Debt Instrument [Line Items]
Carrying amount		12	134
Secured Fixed Rate Bank Loan 2 [Member] | Debt Instruments Period Two Years [Member]
Debt Instrument [Line Items]
Carrying amount			11
Secured Fixed Rate Bank Loan 2 [Member] | Debt Instruments Period Four Years [Member]
Debt Instrument [Line Items]
Carrying amount			$ 0
Secured Fixed Rate Bank Loan 2 [Member] | Debt Instruments Period Three Years [Member]
Debt Instrument [Line Items]
Carrying amount		0
Secured Fixed Rate Bank Loan 2 [Member] | Secured Floating Rate Short Term Borrowings [Member]
Debt Instrument [Line Items]
Carrying amount		0
Secured Floating Rate Short Term Borrowings [Member]
Debt Instrument [Line Items]
Carrying amount	[2]	1,474
Secured Floating Rate Short Term Borrowings [Member] | Debt Instruments Period With In One Year [Member]
Debt Instrument [Line Items]
Carrying amount		$ 1,474

[1]	Mr. Tan Choo Kiat, spouse of the Company’s director, Ms. Li Peng Leck, provided unlimited personal guarantee for the loans.
[2]	Trade financing facilities from banks were granted to the Company, which was disclosed in Note 15. As of December 31, 2025, US$1,474,325 of the trade financing facilities have been utilized. The trade facilities were paid to the suppliers by the bank directly at the Company’s instruction and the Company reports operating cash outflows and financing cash inflows on the consolidated statements of cash flows to depict the substance of these transactions.